Balance Sheet Components - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net
Total property and equipment	$ 23,825	$ 25,770
Accumulated depreciation and amortization	(20,988)	(20,651)
Property and equipment, net - subtotal	2,837	5,119
Less: Property and equipment, net from assets of discontinued operations	(261)
Property and equipment, net	2,576	5,119
Depreciation and amortization expense related to property and equipment, net	1,600	1,800
Material impairments of property and equipment	0	0
Software implementation costs	1,700	2,200
Machinery and Equipment
Property and Equipment, Net
Total property and equipment	13,437	13,124
Computer Equipment and Software
Property and Equipment, Net
Total property and equipment	3,582	3,546
Furniture and Fixtures
Property and Equipment, Net
Total property and equipment	1,055	1,055
Leasehold Improvements
Property and Equipment, Net
Total property and equipment	$ 5,751	5,751
Finance lease right of use assets
Property and Equipment, Net
Total property and equipment		$ 2,294